Financial assets at amortized cost	12 Months Ended
Dec. 31, 2024
Financial assets at amortized cost [Abstract]
Financial assets at amortized cost
8.
Financial assets at amortized cost

	December 31, 2023	December 31, 2024
	NT$000	NT$000
Current:
Time deposits	41,066	46,080
Non-current:
Restricted bank deposits	37,411	43,034

a)
Amounts recognized in profit or loss in relation to financial assets at amortized cost are listed below:

	Year ended December 31,
	2022	2023	2024
	NT$000	NT$000	NT$000
Interest income	587	1,861	2,433

b)
Without taking into account any collateral held or other credit enhancements, the maximum exposure to credit risk in respect of the amount that best represents the financial assets at amortized cost held by the Group is the carrying amount at the end of each reporting period.
c)
Information about the financial assets at amortized cost that were pledged to others as collateral is provided in Note 35.
d)
Information relating to credit risk of financial assets at amortized cost is provided in Note 40 a).